Inventory - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventory
Inventory recognized in cost of sales	$ 2,101	$ 3,547
Decrease in Inventory provision	2	$ 7
Inventory write down charged to cost of sales	$ 0